Portfolio of Investments August 31, 2026
Lifecycle Retirement Income

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
1,742,974 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-7/31/26; cost $17,675,820) $ 16,662,833
TOTAL DIRECT REAL ESTATE 16,662,833
FIXED INCOME—40.0%
5,312,869
Nuveen Core Bond Fund, Class W 47,922,082
3,992,809
Nuveen Core Plus Bond Fund, Class W 36,134,920
806,522
Nuveen Floating Rate Income Fund, Class R6 14,372,213
1,895,241
Nuveen High Yield Fund, Class W 16,753,931
3,812,904
Nuveen Short Term Bond Fund, Class W 38,395,947
TOTAL FIXED INCOME 153,579,093
INFLATION-PROTECTED ASSETS—9.9%
3,598,321
Nuveen Inflation Linked Bond Fund, Class W 38,178,182
TOTAL INFLATION-PROTECTED ASSETS 38,178,182
INTERNATIONAL EQUITY—12.6%
746,955
Nuveen Emerging Markets Equity Fund, Class W 8,918,641
722,047
Nuveen International Equity Fund, Class W 12,606,932
781,923
Nuveen International Opportunities Fund, Class W 14,223,178
141,568
Nuveen International Value Fund, Class I 5,993,991
416,706
Nuveen Quant International Small Cap Equity Fund, Class W 6,600,625
TOTAL INTERNATIONAL EQUITY 48,343,367
INTERNATIONAL FIXED INCOME—9.8%
1,841,440
Nuveen Emerging Markets Debt Fund, Class W 16,793,930
2,391,240
Nuveen International Bond Fund, Class W 20,971,176
TOTAL INTERNATIONAL FIXED INCOME 37,765,106
U.S. EQUITY—23.3%
752,294
Nuveen Core Equity Fund, Class W 12,172,112
226,156
Nuveen Dividend Growth Fund, Class R6 14,514,689
841,004
Nuveen Dividend Value Fund, Class R6 14,751,211
301,496
Nuveen Growth Opportunities ETF 13,006,538
458,499
Nuveen Large Cap Growth Fund, Class W 13,864,996
546,052
Nuveen Large Cap Value Fund, Class W 15,557,010
53,328
Nuveen Quant Small Cap Equity Fund, Class W 1,269,197
66,893
Nuveen Small Cap Select Fund, Class R6 1,205,415
155,764
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,004,678
TOTAL U.S. EQUITY 89,345,846
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $327,380,529) 383,874,427
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$356,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 356,000
TOTAL REPURCHASE AGREEMENTS 356,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $356,000) 356,000
TOTAL INVESTMENTS—100.0%
(Cost $327,736,529) 384,230,427
OTHER ASSETS & LIABILITIES, NET—(0.0)% (31,738)
NET ASSETS—100.0% $ 384,198,689
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $356,036 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 6/30/32, valued at $363,287.

Lifecycle Retirement Income

Portfolio of Investments August 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Affiliated investment companies $ 367,211,594 $ — $ — 16,662,833 $ 383,874,427
Short-Term Investments
:
Repurchase agreements — 356,000 — — 356,000
$ 367,211,594 $ 356,000 $ — $ 16,662,833 $ 384,230,427
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2010

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—1.7%
1,128,971 (b),(c)
Nuveen Real Property Fund LP (purchased 7/01/16-7/31/26; cost $11,323,420) $ 10,792,967
TOTAL DIRECT REAL ESTATE 10,792,967
FIXED INCOME—46.1%
8,802,979
Nuveen Core Bond Fund, Class W 79,402,872
6,621,143
Nuveen Core Plus Bond Fund, Class W 59,921,345
1,337,521
Nuveen Floating Rate Income Fund, Class R6 23,834,631
3,141,166
Nuveen High Yield Fund, Class W 27,767,907
10,116,909
Nuveen Short Term Bond Fund, Class W 101,877,271
TOTAL FIXED INCOME 292,804,026
INFLATION-PROTECTED ASSETS—9.9%
5,960,328
Nuveen Inflation Linked Bond Fund, Class W 63,239,080
TOTAL INFLATION-PROTECTED ASSETS 63,239,080
INTERNATIONAL EQUITY—11.4%
1,124,034
Nuveen Emerging Markets Equity Fund, Class W 13,420,961
1,077,024
Nuveen International Equity Fund, Class W 18,804,835
1,163,151
Nuveen International Opportunities Fund, Class W 21,157,710
210,021
Nuveen International Value Fund, Class I 8,892,300
617,297
Nuveen Quant International Small Cap Equity Fund, Class W 9,777,977
TOTAL INTERNATIONAL EQUITY 72,053,783
INTERNATIONAL FIXED INCOME—9.8%
3,042,047
Nuveen Emerging Markets Debt Fund, Class W 27,743,471
3,960,935
Nuveen International Bond Fund, Class W 34,737,402
TOTAL INTERNATIONAL FIXED INCOME 62,480,873
U.S. EQUITY—21.0%
1,128,598
Nuveen Core Equity Fund, Class W 18,260,723
338,712
Nuveen Dividend Growth Fund, Class R6 21,738,543
1,260,024
Nuveen Dividend Value Fund, Class R6 22,100,827
447,627
Nuveen Growth Opportunities ETF 19,310,629
688,013
Nuveen Large Cap Growth Fund, Class W 20,805,515
816,007
Nuveen Large Cap Value Fund, Class W 23,248,034
78,192
Nuveen Quant Small Cap Equity Fund, Class W 1,860,966
99,059
Nuveen Small Cap Select Fund, Class R6 1,785,039
229,336
Nuveen Quant Small/Mid Cap Equity Fund, Class W 4,423,883
TOTAL U.S. EQUITY 133,534,159
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $539,428,041) 634,904,888
TOTAL INVESTMENTS—99.9%
(Cost $539,428,041) 634,904,888
OTHER ASSETS & LIABILITIES, NET—0.1% 336,905
NET ASSETS—100.0% $ 635,241,793
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Lifecycle 2010

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2010
Affiliated investment companies $ 624,111,921 $ — $ — 10,792,967 $ 634,904,888
$ 624,111,921 $ — $ — $ 10,792,967 $ 634,904,888
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2015

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—3.9%
3,617,781 (b),(c)
Nuveen Real Property Fund LP (purchased 11/28/16-7/31/26; cost $36,633,183) $ 34,585,989
TOTAL DIRECT REAL ESTATE 34,585,989
FIXED INCOME—41.1%
12,370,402
Nuveen Core Bond Fund, Class W 111,581,029
9,305,270
Nuveen Core Plus Bond Fund, Class W 84,212,696
1,876,893
Nuveen Floating Rate Income Fund, Class R6 33,446,234
4,408,132
Nuveen High Yield Fund, Class W 38,967,890
9,854,303
Nuveen Short Term Bond Fund, Class W 99,232,830
TOTAL FIXED INCOME 367,440,679
INFLATION-PROTECTED ASSETS—9.9%
8,379,767
Nuveen Inflation Linked Bond Fund, Class W 88,909,332
TOTAL INFLATION-PROTECTED ASSETS 88,909,332
INTERNATIONAL EQUITY—12.3%
1,718,940
Nuveen Emerging Markets Equity Fund, Class W 20,524,146
1,646,900
Nuveen International Equity Fund, Class W 28,754,879
1,788,229
Nuveen International Opportunities Fund, Class W 32,527,891
321,688
Nuveen International Value Fund, Class I 13,620,256
944,704
Nuveen Quant International Small Cap Equity Fund, Class W 14,964,113
TOTAL INTERNATIONAL EQUITY 110,391,285
INTERNATIONAL FIXED INCOME—9.8%
4,276,468
Nuveen Emerging Markets Debt Fund, Class W 39,001,386
5,566,288
Nuveen International Bond Fund, Class W 48,816,344
TOTAL INTERNATIONAL FIXED INCOME 87,817,730
U.S. EQUITY—22.9%
1,728,368
Nuveen Core Equity Fund, Class W 27,964,998
518,123
Nuveen Dividend Growth Fund, Class R6 33,253,126
1,928,689
Nuveen Dividend Value Fund, Class R6 33,829,206
683,383
Nuveen Growth Opportunities ETF 29,481,143
1,054,108
Nuveen Large Cap Growth Fund, Class W 31,876,240
1,247,686
Nuveen Large Cap Value Fund, Class W 35,546,563
121,369
Nuveen Quant Small Cap Equity Fund, Class W 2,888,584
151,836
Nuveen Small Cap Select Fund, Class R6 2,736,076
356,762
Nuveen Quant Small/Mid Cap Equity Fund, Class W 6,881,948
TOTAL U.S. EQUITY 204,457,884
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $776,460,906) 893,602,899
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$775,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 775,000
TOTAL REPURCHASE AGREEMENTS 775,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $775,000) 775,000
TOTAL INVESTMENTS—100.0%
(Cost $777,235,906) 894,377,899
OTHER ASSETS & LIABILITIES, NET—(0.0)% (27,642)
NET ASSETS—100.0% $ 894,350,257
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $775,078 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $790,519.

Lifecycle 2015

Portfolio of Investments August 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2015
Affiliated investment companies $ 859,016,910 $ — $ — 34,585,989 $ 893,602,899
Short-Term Investments
:
Repurchase agreements — 775,000 — — 775,000
$ 859,016,910 $ 775,000 $ — $ 34,585,989 $ 894,377,899
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2020

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
8,529,832 (b),(c)
Nuveen Real Property Fund LP (purchased 11/28/16-7/31/26; cost $87,262,295) $ 81,545,193
TOTAL DIRECT REAL ESTATE 81,545,193
FIXED INCOME—37.8%
25,492,685
Nuveen Core Bond Fund, Class W 229,944,016
19,173,308
Nuveen Core Plus Bond Fund, Class W 173,518,433
3,870,391
Nuveen Floating Rate Income Fund, Class R6 68,970,369
9,094,682
Nuveen High Yield Fund, Class W 80,396,991
15,681,155
Nuveen Short Term Bond Fund, Class W 157,909,233
TOTAL FIXED INCOME 710,739,042
INFLATION-PROTECTED ASSETS—8.4%
14,878,126
Nuveen Inflation Linked Bond Fund, Class W 157,856,914
TOTAL INFLATION-PROTECTED ASSETS 157,856,914
INTERNATIONAL EQUITY—14.0%
4,076,648
Nuveen Emerging Markets Equity Fund, Class W 48,675,178
3,907,996
Nuveen International Equity Fund, Class W 68,233,616
4,243,412
Nuveen International Opportunities Fund, Class W 77,187,658
764,194
Nuveen International Value Fund, Class I 32,355,979
2,241,647
Nuveen Quant International Small Cap Equity Fund, Class W 35,507,690
TOTAL INTERNATIONAL EQUITY 261,960,121
INTERNATIONAL FIXED INCOME—9.6%
8,815,627
Nuveen Emerging Markets Debt Fund, Class W 80,398,518
11,476,591
Nuveen International Bond Fund, Class W 100,649,706
TOTAL INTERNATIONAL FIXED INCOME 181,048,224
U.S. EQUITY—25.8%
4,086,038
Nuveen Core Equity Fund, Class W 66,112,095
1,229,414
Nuveen Dividend Growth Fund, Class R6 78,903,762
4,574,694
Nuveen Dividend Value Fund, Class R6 80,240,128
1,634,553
Nuveen Growth Opportunities ETF 70,514,616
2,489,552
Nuveen Large Cap Growth Fund, Class W 75,284,049
2,963,217
Nuveen Large Cap Value Fund, Class W 84,422,039
288,425
Nuveen Quant Small Cap Equity Fund, Class W 6,864,518
363,315
Nuveen Small Cap Select Fund, Class R6 6,546,932
842,745
Nuveen Quant Small/Mid Cap Equity Fund, Class W 16,256,558
TOTAL U.S. EQUITY 485,144,697
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,592,880,971) 1,878,294,191
TOTAL INVESTMENTS—99.9%
(Cost $1,592,880,971) 1,878,294,191
OTHER ASSETS & LIABILITIES, NET—0.1% 1,141,922
NET ASSETS—100.0% $ 1,879,436,113
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Lifecycle 2020

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2020
Affiliated investment companies $ 1,796,748,998 $ — $ — 81,545,193 $ 1,878,294,191
$ 1,796,748,998 $ — $ — $ 81,545,193 $ 1,878,294,191
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2025

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
13,911,083 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-7/31/26; cost $144,013,197) $ 132,989,958
TOTAL DIRECT REAL ESTATE 132,989,958
FIXED INCOME—35.1%
40,471,685
Nuveen Core Bond Fund, Class W 365,054,597
30,436,895
Nuveen Core Plus Bond Fund, Class W 275,453,897
6,141,860
Nuveen Floating Rate Income Fund, Class R6 109,447,944
14,434,035
Nuveen High Yield Fund, Class W 127,596,866
19,621,043
Nuveen Short Term Bond Fund, Class W 197,583,905
TOTAL FIXED INCOME 1,075,137,209
INFLATION-PROTECTED ASSETS—6.4%
18,511,272
Nuveen Inflation Linked Bond Fund, Class W 196,404,593
TOTAL INFLATION-PROTECTED ASSETS 196,404,593
INTERNATIONAL EQUITY—15.7%
7,481,219
Nuveen Emerging Markets Equity Fund, Class W 89,325,759
7,174,474
Nuveen International Equity Fund, Class W 125,266,310
7,778,662
Nuveen International Opportunities Fund, Class W 141,493,863
1,402,893
Nuveen International Value Fund, Class I 59,398,484
4,114,009
Nuveen Quant International Small Cap Equity Fund, Class W 65,165,907
TOTAL INTERNATIONAL EQUITY 480,650,323
INTERNATIONAL FIXED INCOME—9.4%
13,993,773
Nuveen Emerging Markets Debt Fund, Class W 127,623,209
18,223,184
Nuveen International Bond Fund, Class W 159,817,322
TOTAL INTERNATIONAL FIXED INCOME 287,440,531
U.S. EQUITY—29.0%
7,495,224
Nuveen Core Equity Fund, Class W 121,272,718
2,253,843
Nuveen Dividend Growth Fund, Class R6 144,651,663
8,398,010
Nuveen Dividend Value Fund, Class R6 147,301,089
2,997,661
Nuveen Growth Opportunities ETF 129,319,095
4,569,980
Nuveen Large Cap Growth Fund, Class W 138,196,204
5,432,680
Nuveen Large Cap Value Fund, Class W 154,777,067
528,480
Nuveen Quant Small Cap Equity Fund, Class W 12,577,836
666,400
Nuveen Small Cap Select Fund, Class R6 12,008,526
1,549,610
Nuveen Quant Small/Mid Cap Equity Fund, Class W 29,891,970
TOTAL U.S. EQUITY 889,996,168
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,529,484,054) 3,062,618,782
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$2,715,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 2,715,000
TOTAL REPURCHASE AGREEMENTS 2,715,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,715,000) 2,715,000
TOTAL INVESTMENTS—100.0%
(Cost $2,532,199,054) 3,065,333,782
OTHER ASSETS & LIABILITIES, NET—0.0% 677,848
NET ASSETS—100.0% $ 3,066,011,630
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $2,715,274 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $2,769,340.

Lifecycle 2025

Portfolio of Investments August 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2025
Affiliated investment companies $ 2,929,628,824 $ — $ — 132,989,958 $ 3,062,618,782
Short-Term Investments
:
Repurchase agreements — 2,715,000 — — 2,715,000
$ 2,929,628,824 $ 2,715,000 $ — $ 132,989,958 $ 3,065,333,782
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2030

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
19,500,726 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-7/31/26; cost $205,165,730) $ 186,426,938
TOTAL DIRECT REAL ESTATE 186,426,938
FIXED INCOME—30.3%
54,328,089
Nuveen Core Bond Fund, Class W 490,039,367
40,833,286
Nuveen Core Plus Bond Fund, Class W 369,541,238
6,511,739
Nuveen Floating Rate Income Fund, Class R6 116,039,190
15,298,253
Nuveen High Yield Fund, Class W 135,236,557
18,962,060
Nuveen Short Term Bond Fund, Class W 190,947,945
TOTAL FIXED INCOME 1,301,804,297
INFLATION-PROTECTED ASSETS—4.4%
17,888,167
Nuveen Inflation Linked Bond Fund, Class W 189,793,455
TOTAL INFLATION-PROTECTED ASSETS 189,793,455
INTERNATIONAL EQUITY—18.5%
12,348,517
Nuveen Emerging Markets Equity Fund, Class W 147,441,298
11,856,519
Nuveen International Equity Fund, Class W 207,014,830
12,857,133
Nuveen International Opportunities Fund, Class W 233,871,254
2,313,098
Nuveen International Value Fund, Class I 97,936,565
6,803,214
Nuveen Quant International Small Cap Equity Fund, Class W 107,762,906
TOTAL INTERNATIONAL EQUITY 794,026,853
INTERNATIONAL FIXED INCOME—8.2%
14,856,878
Nuveen Emerging Markets Debt Fund, Class W 135,494,727
24,466,984
Nuveen International Bond Fund, Class W 214,575,448
TOTAL INTERNATIONAL FIXED INCOME 350,070,175
U.S. EQUITY—34.2%
12,382,247
Nuveen Core Equity Fund, Class W 200,344,757
3,724,815
Nuveen Dividend Growth Fund, Class R6 239,058,647
13,871,614
Nuveen Dividend Value Fund, Class R6 243,308,117
4,937,599
Nuveen Growth Opportunities ETF 213,008,021
7,550,591
Nuveen Large Cap Growth Fund, Class W 228,329,858
8,971,711
Nuveen Large Cap Value Fund, Class W 255,604,045
873,850
Nuveen Quant Small Cap Equity Fund, Class W 20,797,631
1,100,740
Nuveen Small Cap Select Fund, Class R6 19,835,336
2,559,404
Nuveen Quant Small/Mid Cap Equity Fund, Class W 49,370,902
TOTAL U.S. EQUITY 1,469,657,314
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,432,218,101) 4,291,779,032
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$2,572,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 2,572,000
TOTAL REPURCHASE AGREEMENTS 2,572,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,572,000) 2,572,000
TOTAL INVESTMENTS—100.0%
(Cost $3,434,790,101) 4,294,351,032
OTHER ASSETS & LIABILITIES, NET—0.0% 2,037,586
NET ASSETS—100.0% $ 4,296,388,618
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $2,572,259 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $2,623,621.

Lifecycle 2030

Portfolio of Investments August 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2030
Affiliated investment companies $ 4,105,352,094 $ — $ — 186,426,938 $ 4,291,779,032
Short-Term Investments
:
Repurchase agreements — 2,572,000 — — 2,572,000
$ 4,105,352,094 $ 2,572,000 $ — $ 186,426,938 $ 4,294,351,032
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2035

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
22,596,962 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-7/31/26; cost $240,823,223) $ 216,026,956
TOTAL DIRECT REAL ESTATE 216,026,956
FIXED INCOME—24.9%
58,556,847
Nuveen Core Bond Fund, Class W 528,182,760
43,994,949
Nuveen Core Plus Bond Fund, Class W 398,154,292
4,932,013
Nuveen Floating Rate Income Fund, Class R6 87,888,465
11,582,052
Nuveen High Yield Fund, Class W 102,385,340
12,099,355
Nuveen Short Term Bond Fund, Class W 121,840,501
TOTAL FIXED INCOME 1,238,451,358
INFLATION-PROTECTED ASSETS—2.4%
11,395,144
Nuveen Inflation Linked Bond Fund, Class W 120,902,475
TOTAL INFLATION-PROTECTED ASSETS 120,902,475
INTERNATIONAL EQUITY—21.6%
16,672,681
Nuveen Emerging Markets Equity Fund, Class W 199,071,814
16,068,379
Nuveen International Equity Fund, Class W 280,553,896
17,371,083
Nuveen International Opportunities Fund, Class W 315,979,999
3,142,111
Nuveen International Value Fund, Class I 133,037,001
9,240,525
Nuveen Quant International Small Cap Equity Fund, Class W 146,369,920
TOTAL INTERNATIONAL EQUITY 1,075,012,630
INTERNATIONAL FIXED INCOME—6.7%
11,270,270
Nuveen Emerging Markets Debt Fund, Class W 102,784,865
26,346,568
Nuveen International Bond Fund, Class W 231,059,400
TOTAL INTERNATIONAL FIXED INCOME 333,844,265
U.S. EQUITY—40.0%
16,751,341
Nuveen Core Equity Fund, Class W 271,036,695
5,031,742
Nuveen Dividend Growth Fund, Class R6 322,937,178
18,740,455
Nuveen Dividend Value Fund, Class R6 328,707,574
6,683,726
Nuveen Growth Opportunities ETF 288,335,940
10,209,906
Nuveen Large Cap Growth Fund, Class W 308,747,565
12,134,062
Nuveen Large Cap Value Fund, Class W 345,699,426
1,181,612
Nuveen Quant Small Cap Equity Fund, Class W 28,122,367
1,488,422
Nuveen Small Cap Select Fund, Class R6 26,821,371
3,461,346
Nuveen Quant Small/Mid Cap Equity Fund, Class W 66,769,370
TOTAL U.S. EQUITY 1,987,177,486
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,806,010,163) 4,971,415,170
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$2,200,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 2,200,000
TOTAL REPURCHASE AGREEMENTS 2,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,200,000) 2,200,000
TOTAL INVESTMENTS—100.0%
(Cost $3,808,210,163) 4,973,615,170
OTHER ASSETS & LIABILITIES, NET—0.0% 1,678,200
NET ASSETS—100.0% $ 4,975,293,370
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $2,200,222 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 6/30/32, valued at $2,244,127.

Lifecycle 2035

Portfolio of Investments August 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2035
Affiliated investment companies $ 4,755,388,214 $ — $ — 216,026,956 $ 4,971,415,170
Short-Term Investments
:
Repurchase agreements — 2,200,000 — — 2,200,000
$ 4,755,388,214 $ 2,200,000 $ — $ 216,026,956 $ 4,973,615,170
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2040

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
27,956,948 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/26-8/18/26; cost $295,524,192) $ 267,268,418
TOTAL DIRECT REAL ESTATE 267,268,418
FIXED INCOME—17.0%
56,780,026
Nuveen Core Bond Fund, Class W 512,155,833
42,718,883
Nuveen Core Plus Bond Fund, Class W 386,605,891
3,059,804
Nuveen Floating Rate Income Fund, Class R6 54,525,701
7,189,854
Nuveen High Yield Fund, Class W 63,558,306
2,857,626
Nuveen Short Term Bond Fund, Class W 28,776,289
TOTAL FIXED INCOME 1,045,622,020
INFLATION-PROTECTED ASSETS—0.5%
2,675,987
Nuveen Inflation Linked Bond Fund, Class W 28,392,220
TOTAL INFLATION-PROTECTED ASSETS 28,392,220
INTERNATIONAL EQUITY—25.8%
24,610,060
Nuveen Emerging Markets Equity Fund, Class W 293,844,117
23,729,197
Nuveen International Equity Fund, Class W 414,311,780
25,626,714
Nuveen International Opportunities Fund, Class W 466,149,934
4,624,199
Nuveen International Value Fund, Class I 195,788,571
13,604,854
Nuveen Quant International Small Cap Equity Fund, Class W 215,500,895
TOTAL INTERNATIONAL EQUITY 1,585,595,297
INTERNATIONAL FIXED INCOME—4.7%
6,992,840
Nuveen Emerging Markets Debt Fund, Class W 63,774,699
25,597,363
Nuveen International Bond Fund, Class W 224,488,872
TOTAL INTERNATIONAL FIXED INCOME 288,263,571
U.S. EQUITY—47.6%
24,710,965
Nuveen Core Equity Fund, Class W 399,823,409
7,447,043
Nuveen Dividend Growth Fund, Class R6 477,951,218
27,597,960
Nuveen Dividend Value Fund, Class R6 484,068,225
9,878,288
Nuveen Growth Opportunities ETF 426,149,344
15,047,127
Nuveen Large Cap Growth Fund, Class W 455,025,115
17,891,300
Nuveen Large Cap Value Fund, Class W 509,723,151
1,747,962
Nuveen Quant Small Cap Equity Fund, Class W 41,601,505
2,197,104
Nuveen Small Cap Select Fund, Class R6 39,591,808
5,115,342
Nuveen Quant Small/Mid Cap Equity Fund, Class W 98,674,940
TOTAL U.S. EQUITY 2,932,608,715
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,422,757,531) 6,147,750,241
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$6,134,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 6,134,000
TOTAL REPURCHASE AGREEMENTS 6,134,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,134,000) 6,134,000
TOTAL INVESTMENTS—100.0%
(Cost $4,428,891,531) 6,153,884,241
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,446,496)
NET ASSETS—100.0% $ 6,152,437,745
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $6,134,619 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $6,256,843.

Lifecycle 2040

Portfolio of Investments August 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2040
Affiliated investment companies $ 5,880,481,823 $ — $ — 267,268,418 $ 6,147,750,241
Short-Term Investments
:
Repurchase agreements — 6,134,000 — — 6,134,000
$ 5,880,481,823 $ 6,134,000 $ — $ 267,268,418 $ 6,153,884,241
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2045

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.4%
21,588,527 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/26-8/18/26; cost $227,745,624) $ 206,386,321
TOTAL DIRECT REAL ESTATE 206,386,321
FIXED INCOME—9.8%
27,506,358
Nuveen Core Bond Fund, Class W 248,107,347
20,682,594
Nuveen Core Plus Bond Fund, Class W 187,177,477
762,669
Nuveen Floating Rate Income Fund, Class R6 13,590,767
1,773,330
Nuveen High Yield Fund, Class W 15,676,237
TOTAL FIXED INCOME 464,551,828
INTERNATIONAL EQUITY—29.2%
21,470,234
Nuveen Emerging Markets Equity Fund, Class W 256,354,596
20,714,138
Nuveen International Equity Fund, Class W 361,668,845
22,417,027
Nuveen International Opportunities Fund, Class W 407,765,723
4,046,078
Nuveen International Value Fund, Class I 171,310,957
11,918,232
Nuveen Quant International Small Cap Equity Fund, Class W 188,784,798
TOTAL INTERNATIONAL EQUITY 1,385,884,919
INTERNATIONAL FIXED INCOME—2.6%
1,724,990
Nuveen Emerging Markets Debt Fund, Class W 15,731,908
12,498,755
Nuveen International Bond Fund, Class W 109,614,082
TOTAL INTERNATIONAL FIXED INCOME 125,345,990
U.S. EQUITY—53.9%
21,583,358
Nuveen Core Equity Fund, Class W 349,218,735
6,511,152
Nuveen Dividend Growth Fund, Class R6 417,885,731
24,130,071
Nuveen Dividend Value Fund, Class R6 423,241,450
8,631,178
Nuveen Growth Opportunities ETF 372,349,019
13,148,928
Nuveen Large Cap Growth Fund, Class W 397,623,597
15,658,085
Nuveen Large Cap Value Fund, Class W 446,098,841
1,527,313
Nuveen Quant Small Cap Equity Fund, Class W 36,350,047
1,920,564
Nuveen Small Cap Select Fund, Class R6 34,608,562
4,466,759
Nuveen Quant Small/Mid Cap Equity Fund, Class W 86,163,773
TOTAL U.S. EQUITY 2,563,539,755
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,258,583,556) 4,745,708,813
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENTS—0.1%
$4,408,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 4,408,000
TOTAL REPURCHASE AGREEMENTS 4,408,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,408,000) 4,408,000
TOTAL INVESTMENTS—100.0%
(Cost $3,262,991,556) 4,750,116,813
OTHER ASSETS & LIABILITIES, NET—0.0% 186,502
NET ASSETS—100.0% $ 4,750,303,315
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $4,408,444 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 6/30/32, valued at $4,496,353.

Lifecycle 2045

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2045
Affiliated investment companies $ 4,539,322,492 $ — $ — 206,386,321 $ 4,745,708,813
Short-Term Investments
:
Repurchase agreements — 4,408,000 — — 4,408,000
$ 4,539,322,492 $ 4,408,000 $ — $ 206,386,321 $ 4,750,116,813
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2050

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
17,819,570 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/18/26; cost $187,182,095) $ 170,355,085
TOTAL DIRECT REAL ESTATE 170,355,085
FIXED INCOME—5.3%
13,089,447
Nuveen Core Bond Fund, Class W 118,066,815
9,806,658
Nuveen Core Plus Bond Fund, Class W 88,750,253
62,422
Nuveen Floating Rate Income Fund, Class R6 1,112,354
139,915
Nuveen High Yield Fund, Class W 1,236,851
TOTAL FIXED INCOME 209,166,273
INTERNATIONAL EQUITY—31.2%
18,895,770
Nuveen Emerging Markets Equity Fund, Class W 225,615,494
18,280,191
Nuveen International Equity Fund, Class W 319,172,130
19,757,530
Nuveen International Opportunities Fund, Class W 359,389,465
3,575,295
Nuveen International Value Fund, Class I 151,378,002
10,526,621
Nuveen Quant International Small Cap Equity Fund, Class W 166,741,678
TOTAL INTERNATIONAL EQUITY 1,222,296,769
INTERNATIONAL FIXED INCOME—1.4%
135,724
Nuveen Emerging Markets Debt Fund, Class W 1,237,801
6,007,757
Nuveen International Bond Fund, Class W 52,688,032
TOTAL INTERNATIONAL FIXED INCOME 53,925,833
U.S. EQUITY—57.7%
19,068,994
Nuveen Core Equity Fund, Class W 308,536,331
5,719,394
Nuveen Dividend Growth Fund, Class R6 367,070,734
21,308,568
Nuveen Dividend Value Fund, Class R6 373,752,279
7,617,020
Nuveen Growth Opportunities ETF 328,598,243
11,598,057
Nuveen Large Cap Growth Fund, Class W 350,725,251
13,826,163
Nuveen Large Cap Value Fund, Class W 393,907,371
1,343,712
Nuveen Quant Small Cap Equity Fund, Class W 31,980,340
1,675,800
Nuveen Small Cap Select Fund, Class R6 30,197,913
3,934,540
Nuveen Quant Small/Mid Cap Equity Fund, Class W 75,897,269
TOTAL U.S. EQUITY 2,260,665,731
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,677,151,693) 3,916,409,691
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENTS—0.2%
$5,818,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 5,818,000
TOTAL REPURCHASE AGREEMENTS 5,818,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,818,000) 5,818,000
TOTAL INVESTMENTS—100.1%
(Cost $2,682,969,693) 3,922,227,691
OTHER ASSETS & LIABILITIES, NET—(0.1)% (2,132,546)
NET ASSETS—100.0% $ 3,920,095,145
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $5,818,587 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $5,934,443.

Lifecycle 2050

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2050
Affiliated investment companies $ 3,746,054,606 $ — $ — 170,355,085 $ 3,916,409,691
Short-Term Investments
:
Repurchase agreements — 5,818,000 — — 5,818,000
$ 3,746,054,606 $ 5,818,000 $ — $ 170,355,085 $ 3,922,227,691
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2055

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.3%
9,689,793 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/18/26; cost $102,216,082) $ 92,634,425
TOTAL DIRECT REAL ESTATE 92,634,425
FIXED INCOME—3.7%
5,019,165
Nuveen Core Bond Fund, Class W 45,272,868
3,744,517
Nuveen Core Plus Bond Fund, Class W 33,887,883
TOTAL FIXED INCOME 79,160,751
INTERNATIONAL EQUITY—31.9%
10,560,866
Nuveen Emerging Markets Equity Fund, Class W 126,096,742
10,156,636
Nuveen International Equity Fund, Class W 177,334,871
10,997,652
Nuveen International Opportunities Fund, Class W 200,047,283
1,987,812
Nuveen International Value Fund, Class I 84,163,957
5,845,717
Nuveen Quant International Small Cap Equity Fund, Class W 92,596,154
TOTAL INTERNATIONAL EQUITY 680,239,007
INTERNATIONAL FIXED INCOME—0.9%
2,295,840
Nuveen International Bond Fund, Class W 20,134,517
TOTAL INTERNATIONAL FIXED INCOME 20,134,517
U.S. EQUITY—59.0%
10,582,877
Nuveen Core Equity Fund, Class W 171,230,957
3,190,866
Nuveen Dividend Growth Fund, Class R6 204,789,759
11,839,354
Nuveen Dividend Value Fund, Class R6 207,662,273
4,233,522
Nuveen Growth Opportunities ETF 182,634,139
6,453,121
Nuveen Large Cap Growth Fund, Class W 195,142,372
7,685,087
Nuveen Large Cap Value Fund, Class W 218,948,121
747,718
Nuveen Quant Small Cap Equity Fund, Class W 17,795,689
938,591
Nuveen Small Cap Select Fund, Class R6 16,913,408
2,187,707
Nuveen Quant Small/Mid Cap Equity Fund, Class W 42,200,874
TOTAL U.S. EQUITY 1,257,317,592
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,500,879,385) 2,129,486,292
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENTS—0.2%
$3,427,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 3,427,000
TOTAL REPURCHASE AGREEMENTS 3,427,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,427,000) 3,427,000
TOTAL INVESTMENTS—100.0%
(Cost $1,504,306,385) 2,132,913,292
OTHER ASSETS & LIABILITIES, NET—(0.0)% (510,207)
NET ASSETS—100.0% $ 2,132,403,085
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $3,427,346 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $3,495,580.

Lifecycle 2055

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2055
Affiliated investment companies $ 2,036,851,867 $ — $ — 92,634,425 $ 2,129,486,292
Short-Term Investments
:
Repurchase agreements — 3,427,000 — — 3,427,000
$ 2,036,851,867 $ 3,427,000 $ — $ 92,634,425 $ 2,132,913,292
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2060

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.3%
4,849,023 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-8/18/26; cost $50,817,311) $ 46,356,660
TOTAL DIRECT REAL ESTATE 46,356,660
FIXED INCOME—2.8%
1,866,752
Nuveen Core Bond Fund, Class W 16,838,105
1,381,969
Nuveen Core Plus Bond Fund, Class W 12,506,818
TOTAL FIXED INCOME 29,344,923
INTERNATIONAL EQUITY—32.3%
5,349,421
Nuveen Emerging Markets Equity Fund, Class W 63,872,088
5,145,289
Nuveen International Equity Fund, Class W 89,836,748
5,573,844
Nuveen International Opportunities Fund, Class W 101,388,219
1,006,718
Nuveen International Value Fund, Class I 42,624,421
2,962,742
Nuveen Quant International Small Cap Equity Fund, Class W 46,929,837
TOTAL INTERNATIONAL EQUITY 344,651,313
INTERNATIONAL FIXED INCOME—0.7%
844,075
Nuveen International Bond Fund, Class W 7,402,536
TOTAL INTERNATIONAL FIXED INCOME 7,402,536
U.S. EQUITY—59.8%
5,373,205
Nuveen Core Equity Fund, Class W 86,938,454
1,618,688
Nuveen Dividend Growth Fund, Class R6 103,887,405
6,000,800
Nuveen Dividend Value Fund, Class R6 105,254,038
2,144,947
Nuveen Growth Opportunities ETF 92,533,014
3,276,243
Nuveen Large Cap Growth Fund, Class W 99,073,578
3,897,948
Nuveen Large Cap Value Fund, Class W 111,052,547
380,310
Nuveen Quant Small Cap Equity Fund, Class W 9,051,383
479,195
Nuveen Small Cap Select Fund, Class R6 8,635,097
1,110,895
Nuveen Quant Small/Mid Cap Equity Fund, Class W 21,429,164
TOTAL U.S. EQUITY 637,854,680
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $788,914,466) 1,065,610,112
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENTS—0.2%
$1,941,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 1,941,000
TOTAL REPURCHASE AGREEMENTS 1,941,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,941,000) 1,941,000
TOTAL INVESTMENTS—100.1%
(Cost $790,855,466) 1,067,551,112
OTHER ASSETS & LIABILITIES, NET—(0.1)% (645,115)
NET ASSETS—100.0% $ 1,066,905,997
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $1,941,196 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $1,979,830.

Lifecycle 2060

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2060
Affiliated investment companies $ 1,019,253,452 $ — $ — 46,356,660 $ 1,065,610,112
Short-Term Investments
:
Repurchase agreements — 1,941,000 — — 1,941,000
$ 1,019,253,452 $ 1,941,000 $ — $ 46,356,660 $ 1,067,551,112
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2065

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.3%
1,027,176 (b),(c)
Nuveen Real Property Fund LP (purchased 9/30/20-8/18/26; cost $10,251,011) $ 9,819,798
TOTAL DIRECT REAL ESTATE 9,819,798
FIXED INCOME—1.8%
253,238
Nuveen Core Bond Fund, Class W 2,284,210
188,788
Nuveen Core Plus Bond Fund, Class W 1,708,530
TOTAL FIXED INCOME 3,992,740
INTERNATIONAL EQUITY—32.7%
1,151,211
Nuveen Emerging Markets Equity Fund, Class W 13,745,460
1,103,198
Nuveen International Equity Fund, Class W 19,261,831
1,197,262
Nuveen International Opportunities Fund, Class W 21,778,202
215,377
Nuveen International Value Fund, Class I 9,119,068
632,705
Nuveen Quant International Small Cap Equity Fund, Class W 10,022,051
TOTAL INTERNATIONAL EQUITY 73,926,612
INTERNATIONAL FIXED INCOME—0.4%
114,232
Nuveen International Bond Fund, Class W 1,001,815
TOTAL INTERNATIONAL FIXED INCOME 1,001,815
U.S. EQUITY—60.5%
1,155,744
Nuveen Core Equity Fund, Class W 18,699,936
348,170
Nuveen Dividend Growth Fund, Class R6 22,345,534
1,291,539
Nuveen Dividend Value Fund, Class R6 22,653,599
456,491
Nuveen Growth Opportunities ETF 19,693,022
707,741
Nuveen Large Cap Growth Fund, Class W 21,402,102
835,792
Nuveen Large Cap Value Fund, Class W 23,811,720
81,209
Nuveen Quant Small Cap Equity Fund, Class W 1,932,768
102,241
Nuveen Small Cap Select Fund, Class R6 1,842,390
238,300
Nuveen Quant Small/Mid Cap Equity Fund, Class W 4,596,799
TOTAL U.S. EQUITY 136,977,870
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $180,877,362) 225,718,835
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.3%
REPURCHASE AGREEMENTS—0.3%
$622,000 (d) Fixed Income Clearing Corporation 3.630% 09/01/26 622,000
TOTAL REPURCHASE AGREEMENTS 622,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $622,000) 622,000
TOTAL INVESTMENTS—100.0%
(Cost $181,499,362) 226,340,835
OTHER ASSETS & LIABILITIES, NET—0.0% 69,142
NET ASSETS—100.0% $ 226,409,977
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.630% dated 8/31/26 to be repurchased at $622,063 on 9/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 6/30/32, valued at $634,616.

Lifecycle 2065

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2065
Affiliated investment companies $ 215,899,037 $ — $ — 9,819,798 $ 225,718,835
Short-Term Investments
:
Repurchase agreements — 622,000 — — 622,000
$ 215,899,037 $ 622,000 $ — $ 9,819,798 $ 226,340,835
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments August 31, 2026
Lifecycle 2070

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%(a)
DIRECT REAL ESTATE—4.4%
29,708 (b),(c)
Nuveen Real Property Fund LP (purchased 9/30/25-8/18/26; cost $282,820) $ 284,008
TOTAL DIRECT REAL ESTATE 284,008
FIXED INCOME—0.7%
3,184
Nuveen Core Bond Fund, Class W 28,721
2,259
Nuveen Core Plus Bond Fund, Class W 20,442
TOTAL FIXED INCOME 49,163
INTERNATIONAL EQUITY—33.2%
33,716
Nuveen Emerging Markets Equity Fund, Class W 402,569
32,366
Nuveen International Equity Fund, Class W 565,115
35,044
Nuveen International Opportunities Fund, Class W 637,441
6,318
Nuveen International Value Fund, Class I 267,504
18,524
Nuveen Quant International Small Cap Equity Fund, Class W 293,417
TOTAL INTERNATIONAL EQUITY 2,166,046
INTERNATIONAL FIXED INCOME—0.2%
1,436
Nuveen International Bond Fund, Class W 12,596
TOTAL INTERNATIONAL FIXED INCOME 12,596
U.S. EQUITY—61.6%
33,789
Nuveen Core Equity Fund, Class W 546,703
10,220
Nuveen Dividend Growth Fund, Class R6 655,907
37,894
Nuveen Dividend Value Fund, Class R6 664,664
13,461
Nuveen Growth Opportunities ETF 580,708
20,617
Nuveen Large Cap Growth Fund, Class W 623,464
24,541
Nuveen Large Cap Value Fund, Class W 699,163
2,381
Nuveen Quant Small Cap Equity Fund, Class W 56,670
3,007
Nuveen Small Cap Select Fund, Class R6 54,193
6,978
Nuveen Quant Small/Mid Cap Equity Fund, Class W 134,614
TOTAL U.S. EQUITY 4,016,086
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,186,974) 6,527,899
TOTAL INVESTMENTS—100.1%
(Cost $6,186,974) 6,527,899
OTHER ASSETS & LIABILITIES, NET—(0.1)% (5,878)
NET ASSETS—100.0% $ 6,522,021
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Lifecycle 2070

Portfolio of Investments August 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2070
Affiliated investment companies $ 6,243,891 $ — $ — 284,008 $ 6,527,899
$ 6,243,891 $ — $ — $ 284,008 $ 6,527,899
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.